Right-of-use assets and lease liabilities Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash outflow for operating leases [Abstract]
Operating Lease, Payments	€ 67.1	€ 54.5	€ 50.3
Operating Lease, Weighted Average Remaining Lease Term	60 months	57 months	65 months
Operating Lease, Weighted Average Discount Rate, Percent	2.10%	2.20%	2.20%